Submission	Oct. 28, 2024
Submission [Line Items]
Central Index Key	0000804328
Registrant Name	QUALCOMM INC/DE
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES